Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash as of September 30, 2023 and 2022 that sums to the total of the same amounts shown in the condensed consolidated statements of cash flows (in thousands):

	September 30,
	2023	2022
Cash and cash equivalents	$46,119	$48,113
Restricted cash	5,174	5,294

Cash, cash equivalents and restricted cash	$51,293	$53,407

The following table provides a reconciliation of cash, cash equivalents and restricted cash as of December 31, 2022 and 2021 that sums to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2022	2021
Cash and cash equivalents	$36,333	$83,492
Restricted cash	5,144	552

Cash, cash equivalents and restricted cash	$41,477	$84,044